Inventories, net - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,175	$ 1,268
Work in process	798	905
Finished goods and purchased products	3,630	3,718
Total	$ 5,603	$ 5,891